Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Class A
Trading Symbol	IMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Adaptive market state classification
| The largest contributor to relative performance came from the Fund’s asset allocation decisions. Specifically, being overweight equities and underweight fixed income benefitted relative performance.
Allocation
| Within equities, the Fund’s overweight to U.S. large-cap equities was the primary driver of performance. Also contributing was style selection within international developed equities as exposures to Japan, Spain and Australia all positively contributed to relative performance. The Fund’s relative returns were also aided by the manager's use of leverage in the portfolio, as having more exposure to the markets benefitted performance.
Top Performance Detractors
Allocation
| The largest detractor during the period was style positioning within fixed income. Specifically, duration positioning within the Fund detracted from relative performance as intermediate-to-longer duration exposures pressured returns.
Security selection
| Underlying Fund performance within equities was also weak, particularly within emerging market equities.
Currency
| Currency positioning within the Fund also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	9.10	3.27	3.81
Class A (including sales charges)	2.83	2.06	3.20
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	9.55	4.73	4.37
MSCI ACWI All Cap Index (Net)	16.31	10.71	8.53
Bloomberg Global Aggregate Index	3.00	(1.43)	(0.06)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 331,613,156
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 2,398,526
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 331,613,156
Total number of portfolio holdings	411
Management services fees (represents 0.71% of Fund average net assets)	$ 2,398,526
Portfolio turnover for the reporting period	122%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At July 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	7.7%
Equity Risk	9.9%
Foreign Exchange Risk	25.2%
Interest Rate Risk	24.2%
Short
Equity Risk	14.7%
Foreign Exchange Risk	10.9%
Equity Sector Allocation
Geographic Allocation

Columbia Global Opportunities Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Advisor Class
Trading Symbol	CSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Adaptive market state classification
| The largest contributor to relative performance came from the Fund’s asset allocation decisions. Specifically, being overweight equities and underweight fixed income benefitted relative performance.
Allocation
| Within equities, the Fund’s overweight to U.S. large-cap equities was the primary driver of performance. Also contributing was style selection within international developed equities as exposures to Japan, Spain and Australia all positively contributed to relative performance. The Fund’s relative returns were also aided by the manager's use of leverage in the portfolio, as having more exposure to the markets benefitted performance.
Top Performance Detractors
Allocation
| The largest detractor during the period was style positioning within fixed income. Specifically, duration positioning within the Fund detracted from relative performance as intermediate-to-longer duration exposures pressured returns.
Security selection
| Underlying Fund performance within equities was also weak, particularly within emerging market equities.
Currency
| Currency positioning within the Fund also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	9.37	3.53	4.05
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	9.55	4.73	4.37
MSCI ACWI All Cap Index (Net)	16.31	10.71	8.53
Bloomberg Global Aggregate Index	3.00	(1.43)	(0.06)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 331,613,156
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 2,398,526
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 331,613,156
Total number of portfolio holdings	411
Management services fees (represents 0.71% of Fund average net assets)	$ 2,398,526
Portfolio turnover for the reporting period	122%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At July 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	7.7%
Equity Risk	9.9%
Foreign Exchange Risk	25.2%
Interest Rate Risk	24.2%
Short
Equity Risk	14.7%
Foreign Exchange Risk	10.9%
Equity Sector Allocation
Geographic Allocation

Columbia Global Opportunities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Adaptive market state classification
| The largest contributor to relative performance came from the Fund’s asset allocation decisions. Specifically, being overweight equities and underweight fixed income benefitted relative performance.
Allocation
| Within equities, the Fund’s overweight to U.S. large-cap equities was the primary driver of performance. Also contributing was style selection within international developed equities as exposures to Japan, Spain and Australia all positively contributed to relative performance. The Fund’s relative returns were also aided by the manager's use of leverage in the portfolio, as having more exposure to the markets benefitted performance.
Top Performance Detractors
Allocation
| The largest detractor during the period was style positioning within fixed income. Specifically, duration positioning within the Fund detracted from relative performance as intermediate-to-longer duration exposures pressured returns.
Security selection
| Underlying Fund performance within equities was also weak, particularly within emerging market equities.
Currency
| Currency positioning within the Fund also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	9.40	3.52	4.06
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	9.55	4.73	4.37
MSCI ACWI All Cap Index (Net)	16.31	10.71	8.53
Bloomberg Global Aggregate Index	3.00	(1.43)	(0.06)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 331,613,156
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 2,398,526
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 331,613,156
Total number of portfolio holdings	411
Management services fees (represents 0.71% of Fund average net assets)	$ 2,398,526
Portfolio turnover for the reporting period	122%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At July 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	7.7%
Equity Risk	9.9%
Foreign Exchange Risk	25.2%
Interest Rate Risk	24.2%
Short
Equity Risk	14.7%
Foreign Exchange Risk	10.9%
Equity Sector Allocation
Geographic Allocation